PAGE 1
                                     Registration Nos.: 333-04753/811-07639

                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D. C. 20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / X /

               Post-Effective Amendment No. 1                        / X /

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
          1940                                                       / X /

               Amendment No. 2                                       / X /

                         Fiscal Year Ended December 31, 1996
                        ______________________________________

                           INSTITUTIONAL EQUITY FUNDS, INC.
                 ___________________________________________________
                  (Exact Name of Registrant as Specified in Charter)


               100 East Pratt Street, Baltimore, Maryland     21202
               __________________________________________   _________
               (Address of Principal Executive Offices)     (Zip Code)


          Registrant's Telephone Number, including Area Code   410-547-2000
                                                               ____________

                                   Henry H. Hopkins
                                100 East Pratt Street
                              Baltimore, Maryland 21202
                       _______________________________________
                       (Name and Address of Agent for Service)


          Approximate Date of Proposed Public Offering   February 21, 1997
                                                         _________________

               It is proposed that this filing will become effective (check appropriate box):

               /X/  immediately upon filing pursuant to paragraph (b)

               / /  on (date) pursuant to paragraph (b)

               / /  60 days after filing pursuant to paragraph (a)(i)















          PAGE 2

               / /  on (date) pursuant to paragraph (a)(i)

               / /  75 days after filing pursuant to paragraph (a)(ii)

               / /  on (date) pursuant to paragraph (a)(ii) of Rule 485

               If appropriate, check the following box:

               / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933+
          _________________________________________________________________

             Pursuant to Section 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933 and intends to file a 24f-2 notice by February 28, 1997.

          + Not applicable, as no securities are being registered by this Post-Effective Amendment No. 1 to the Registration Statement.










































          PAGE 3
               The Registration Statement of the Institutional Equity Funds, Inc. on Form N-1A (File No. 333-04753) is hereby amended under the Securities Act of 1933 to comply with the Fund s undertaking to supplement the Fund s prospectus with the audited financial statements contained in the Fund s Annual Report.

               This Amendment consists of the following:

                    Cross Reference Sheet
                    Part A of Form N-1A, Supplement to Prospectus
                    Part B of Form N-1A, Supplement to Statement of Additional Information
                    Part C of Form N-1A, Other Information
                    Accountants  Consent



















































          PAGE 4
                                CROSS REFERENCE SHEET

                 N-1A Item No.                              Location
                 _____________                              _________

                                        PART A
          Item 1.   Cover Page                       Cover Page
          Item 2.   Synopsis                         Transaction and Fund
                                                     Expenses
          Item 3.   Condensed Financial              +
                    Information
          Item 4.   General Description of           About the Fund; Fund,
                    Registrant                       Market, and Risk
                                                     Characteristics: What
                                                     to Expect;
                                                     Understanding Fund
                                                     Performance;
                                                     Investment Policies
                                                     and Practices
          Item 5.   Management of the Fund           Transaction and Fund
                                                     Expenses; Organization
                                                     and Management
          Item 6.   Capital Stock and Other          Useful Information on
                    Securities                       Distributions and
                                                     Taxes; Organization
                                                     and Management
          Item 7.   Purchase of Securities           Pricing Shares and
                    Being Offered                    Receiving Sale
                                                     Proceeds; Transaction
                                                     Procedures and Special
                                                     Requirements; Account
                                                     Requirements and
                                                     Transaction
                                                     Information;
                                                     Shareholder Services
          Item 8.   Redemption or Repurchase         Pricing Shares and
                                                     Receiving Sale
                                                     Proceeds; Transaction
                                                     Procedures and Special
                                                     Requirements;
                                                     Shareholder Services
          Item 9.   Pending Legal Proceedings        +
                                        PART B
          Item 10.  Cover Page                       Cover Page
          Item 11.  Table of Contents                Table of Contents
          Item 12.  General Information and          +
                    History
          Item 13.  Investment Objectives and        Investment Objectives
                    Policies                         and Policies; Risk
                                                     Factors; Investment
                                                     Program; Investment
                                                     Restrictions;
                                                     Investment Performance












          PAGE 5
          Item 14.  Management of the Registrant     Management of Fund
          Item 15.  Control Persons and Principal    Principal Holders of
                    Holders of Securities            Securities
          Item 16.  Investment Advisory and          Investment Management
                    Other Services                   Services; Custodian;
                                                     Independent
                                                     Accountants; Legal
                                                     Counsel
          Item 17.  Brokerage Allocation             Portfolio
                                                     Transactions; Code of
                                                     Ethics
          Item 18.  Capital Stock and Other          Dividends and
                    Securities                       Distributions; Capital
                                                     Stock
          Item 19.  Purchase, Redemption and         Pricing of Securities;
                    Pricing of Securities Being      Net Asset Value Per
                    Offered                          Share; Redemptions in
                                                     Kind; Federal and
                                                     State Registration of
                                                     Shares
          Item 20.  Tax Status                       Tax Status
          Item 21.  Underwriters                     Distributor for the
                                                     Fund
          Item 22.  Calculation of Yield Quotations  +
                    of Money Market Funds
          Item 23.  Financial Statements             +

                                        PART C
          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement
          ___________________________________
          +  Not applicable or negative answer
































          PAGE 6
          _________________________________________________________________
          INSTITUTIONAL EQUITY FUNDS, INC.
          Supplement to Prospectus dated August 1, 1996
          _________________________________________________________________
          Financial Highlights

          The following table provides information about the fund s financial history. It is based on a single share outstanding for the period July 31, 1996 (commencement of operations) to December 31, 1996. The table is part of the fund s financial statements which are included in the fund s Annual Report and incorporated by reference into the Statement of Additional Information. The financial statements in the Annual Report are audited by Price Waterhouse LLP, independent accountants, for the period shown.

                    Investment Activities            Distributions

                                   Net Real-
                                   ized and
                    Net             Unreal-   Total
                   Asset      Net  ized Gain  from
                   Value,   Invest- (Loss)   Invest-   Net    Net
                   Begin-    ment     on      ment   Invest- Real-  Total
          Period  ning of   Income  Invest-  Activi-   ment   ized Distri-
          Ended    Period   (Loss)   ments    ties    Income  Gain butions
          _________________________________________________________________
          1996a    $10.00   $0.02b   $1.59    $1.61  $(0.02)  --   $(0.02)
          _________________________________________________________________

               End of Period

                                                    Ratio of
                                             Ratio    Net
                                               of   Invest-  Aver-
                   Net    Total             Expenses  ment    age    Port-
                  Asset   Return               to    Income  Commi-  folio
                 Value, (Includes    Net    Average to Aver- ssion   Turn-
          Period End of ReinvestedAssets ($   Net   age Net   Rate    over
          Ended  Period Dividends)Thousands) Assets  Assets   Paid    Rate
          _________________________________________________________________
          1996a  $11.59   16.10%b   $14,367  0.85%bc 0.43%bc $0.0605 31.3%c
          _________________________________________________________________
          a    For the period July 31, 1996 (commencement of operations) to
               December 31, 1996.
          b    Excludes expenses in excess of a 0.85% voluntary expense
               limitation in effect through December 31, 1997.
          c    Annualized.
          _________________________________________________________________

          The date of this Supplement is February 21, 1997.
          _________________________________________________________________














          PAGE 7
          _________________________________________________________________
          INSTITUTIONAL EQUITY FUNDS, INC.
          Supplement to Statement of Additional Information dated May 1, 1996, revised to August 1, 1996 for Mid-Cap Equity Growth Fund
          _________________________________________________________________

               Price Waterhouse LLP, 7 St. Paul Street, Suite 1700, Baltimore, Maryland 21202, are independent accountants to the fund. The financial statements of the fund for the period July 31, 1996 (commencement of operations) to December 31, 1996, and the report of independent accountants are included in the fund's Annual Report for the period ended December 31, 1996. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the period ending December 31, 1996, are incorporated into this Statement of Additional Information by reference:


                                                      Mid-Cap
                                                 Equity Growth Fund
                                                   Annual Report
                                                        Page
                                                  _______________
          Report of Independent
             Accountants                                 12
          Statement of Net Assets,
             December 31, 1996                          5-7
          Statement of Operations,
             July 31, 1996 (Commencement
             of Operations) to December 31, 1996         8
          Statement of Changes in Net Assets,
             July 31, 1996 (Commencement
             of Operations) to December 31, 1996         9
          Notes to Financial Statements,
             December 31, 1996                         10-11
          Financial Highlights, July 31, 1996
             (Commencement of Operations) to
             December 31, 1996                           4



          _________________________________________________________________

          The date of this Supplement is February 21, 1997.
          _________________________________________________________________



















          PAGE 8
                                        PART C
                                  OTHER INFORMATION

          Item 24.  Financial Statements and Exhibits

          (a) Financial Statements. A Statement of Assets and Liabilities of Registrant as of July 23, 1996, appears in the Statement of Additional Information. Such Statement has been examined by Price Waterhouse LLP, independent accountants, and has been included in the Statement of Additional Information in reliance on the report of such accountants appearing in the Statement of Additional Information given upon their authority as experts in auditing and accounting.+ All other financial statements, schedules and historical information have been omitted as the subject matter is not required, not present, or not present in amounts sufficient to require submission.

          (b)  Exhibits.

               (1)(a) Articles of Incorporation of Registrant, dated April 23, 1996 (electronically filed with Initial Registration Statement dated May 30, 1996)

               (1)(b) Articles of Amendment of Registrant (to be filed by amendment)

               (2)     By-Laws of Registrant

               (3)     Inapplicable

               (4)     See Article SIXTH, Capital Stock, subparagraphs
                       (b)-(g) of the Articles of Incorporation and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws electronically filed as exhibits to this Registration Statement.

               (5) Investment Management Agreement between Registrant, and T. Rowe Price Associates, Inc. (electronically filed with Pre-Effective Amendment No. 1 dated July 24, 1996)

               (6) Underwriting Agreement between Registrant, and T. Rowe Price Investment Services, Inc. (electronically filed with Pre-Effective Amendment No. 1 dated July 24, 1996)

               (7)     Inapplicable

               +Omitted from Registration Statement as initially filed since Registrant has no assets or liabilities and has never had any assets or liabilities. Registrant proposes to raise












          PAGE 9
               its minimum capital through an initial private offering of shares at $10.00 per share.

               (8)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated September 28, 1987, as amended to June 24, 1988, October 19, 1988, February 22, 1989, July 19, 1989, September 15, 1989, December 15, 1989, December 20, 1989,
                       January 25, 1990, February 21, 1990, June 12, 1990,
                       July 18, 1990, October 15, 1990, February 13, 1991,
                       March 6, 1991, September 12, 1991, November 6, 1991, April 23, 1992, September 2, 1992, November 3, 1992, December 16, 1992, December 21, 1992, January 28, 1993, April 22, 1993, September 16, 1993, November 3, 1993, March 1, 1994, April 21, 1994, July 27,
                       1994, September 21, 1994, November 1, 1994, November 2, 1994, January 25, 1995, September 20, 1995,
                       November 1, 1995, December 11, 1995, April 24, 1996,
                       August 2, 1996, and November 12, 1996

               (8)(b) Global Custody Agreement between The Chase Manhattan Bank, N.A. and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994,
                       November 28, 1994, May 31, 1995, November 1, 1995,
                       and July 31, 1996

               (9)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 1997

               (9)(b)  Agreement between T. Rowe Price Associates, Inc. and
                       T. Rowe Price Funds for Fund Accounting Services, dated January 1, 1997

               (9)(c) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 1997

               (10)    Inapplicable

               (11)    Consent of Independent Accountants

               (12)    Inapplicable

               (13)    Inapplicable

               (14)    Inapplicable

               (15)    Inapplicable

               (16)    Inapplicable

               (17)    Financial Data Schedule as of December 31, 1996












          PAGE 10
               (18)    Inapplicable

               (19)    Other Exhibits:

                       Power of Attorney of Institutional Equity Funds, Inc. (to be filed by amendment)


          Item 25.  Persons Controlled by or Under Common Control With
                    Registrant.

                    None.

          Item 26.  Number of Holders of Securities

               As of January 31, 1997, there were 8 shareholders in the Institutional Equity Funds, Inc.

          Item 27.  Indemnification

          The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company, The Chubb Group and ICI Mutual. These policies provide coverage for the named insureds, which include
          T. Rowe Price Associates, Inc. ("Manager"), Rowe Price-Fleming International, Inc. ("Price-Fleming"), T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Trust Company, T. Rowe Price Stable Asset Management, Inc., RPF International Bond Fund and forty-three other investment companies, namely, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc.,
          T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund,Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc.,
          T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Short-Term U.S. Government Fund, Inc.,
          T. Rowe Price OTC Fund, Inc., T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc.,
          T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe












          PAGE 11
          Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., and T. Rowe Price Mid-Cap Value Fund, Inc. The Registrant and the forty-three investment companies listed above, with the exception of Institutional International Funds, Inc., will be collectively referred to as the Price Funds. The investment manager for the Price Funds, excluding T. Rowe Price International Funds, Inc. and T. Rowe Price International Series, Inc., is the Manager. Price-Fleming is the manager to T. Rowe Price International Funds, Inc., T. Rowe Price International Series, Inc. and Institutional International Funds, Inc. and is 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager, 25% owned by Copthall Overseas Limited, a wholly-owned subsidiary of Robert Fleming Holdings Limited, and 25% owned by Jardine Fleming International Holdings Limited. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of each of the named insureds. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule l7d-1(d)(7) under the Investment Company Act of 1940.

               Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

                    Section 10.01 Indemnification and Payment of Expenses in Advance. The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under applicable Maryland law, as from time to time amended. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under applicable Maryland law, as from time to time amended. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in applicable Maryland law, as from time to time amended.













          PAGE 12
                    Notwithstanding the foregoing, nothing herein shall
               protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

                    Anything in this Article X to the contrary
               notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

                    (a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

                    (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

                         (i)  the vote of a majority of a quorum of
                              directors who are neither "interested
                              persons" of the Corporation as defined in
                              Section 2(a)(19) of the Investment Company
                              Act of 1940, nor parties to the Proceeding;
                              or

                         (ii) an independent legal counsel in a written
                              opinion.


                    Anything in this Article X to the contrary
               notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

                    (a) the Indemnitee provides a security for his undertaking; or

                    (b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

                    (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:













          PAGE 13
                         (i) a majority of a quorum of directors who are neither "interested persons" of the
                              Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

                         (ii) an independent legal counsel in a written
                              opinion.

               Section 10.02 of the Registrant's By-Laws provides as follows:

                    Section 10.02 Insurance of Officers, Directors, Employees and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

                    Insofar as indemnification for liability arising under
               the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



          Item 28.  Business and Other Connections of Investment Manager.













          PAGE 14
             Rowe Price-Fleming International, Inc. ("Price-Fleming"), a Maryland corporation, is a corporate joint venture 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager. Price-Fleming was incorporated in Maryland in 1979 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, Price-Fleming also sponsors registered investment companies which invest in foreign securities, serves as general partner of RPFI International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

             T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of the Manager, was incorporated in Maryland in 1980 for the purpose of acting as the principal underwriter and distributor for the Price Funds. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a discount brokerage service.

             TRP Distribution, Inc., a wholly-owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for and engages in the sale of certain investment related products prepared by Investment Services.

             T. Rowe Price Associates Foundation, Inc. (the "Foundation"), was incorporated in 1981 (and is not a subsidary of the Manager). The Foundation s overall objective emphasizes various community needs by giving to a broad range of educational, civic, cultural, and health-related institutions. The Foundation has a very generous matching gift program whereby employee gifts designated to qualifying institutions are matched according to established guidelines.

             T. Rowe Price Services, Inc. ("Price Services"), a wholly-owned subsidiary of the Manager, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

          T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly-owned subsidiary of the Manager, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

             T. Rowe Price Trust Company ("Trust Company"), a wholly-owned subsidiary of the Manager, is a Maryland-chartered limited












          PAGE 15
          purpose trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee/custodian for employee benefit plans, individual retirement accounts and common trust funds and as trustee/investment agent for one trust.

             T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly-owned subsidiary of the Manager, it owns the technology rights, hardware and software of the Manager and affiliated companies and provides technology services to them.

             T. Rowe Price Threshold Fund Associates, Inc., a wholly-owned subsidiary of the Manager, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership established in 1994.

          T. Rowe Price Threshold Fund II, L.P., a Delaware limited partnership, was organized in 1986 by the Manager, and invests in private financings of small companies with high growth potential; the Manager is the General Partner of the partnership.

          T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership was organized in 1994 by the Manager, and invests in private financings of small companies with high growth potential;
          T. Rowe Price Threshold Fund Associates, Inc. is the General Partner of this partnership.

          RPFI International Partners, L.P., is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. Price-Fleming is the general partner of this partnership, and certain institutional investors, including advisory clients of Price-Fleming, are its limited partners.

          T. Rowe Price Real Estate Group, Inc. ("Real Estate Group"), is a Maryland corporation and a wholly-owned subsidiary of the Manager established in 1986 to provide real estate services.
          Subsidiaries of Real Estate Group are: T. Rowe Price Realty Income Fund I Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund I, A No-Load Limited Partnership), T. Rowe Price Realty Income Fund II Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund II, America's Sales-Commission-Free Real Estate Limited Partnership), T. Rowe Price Realty Income Fund III Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund III, America's Sales-Commission-Free Real Estate Limited Partnership, and T. Rowe Price Realty Income Fund IV Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund IV, America's Sales-Commission-Free Real Estate Limited Partnership). Real Estate Group serves as investment manager to












          PAGE 16
          T. Rowe Price Renaissance Fund, Ltd., A Sales-Commission-Free Real Estate Investment, established in 1989 as a Maryland corporation which qualifies as a REIT.

             T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management"), was incorporated in Maryland in 1988 as a wholly-owned subsidiary of the Manager. Stable Asset Management, is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable and consistent investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts, and short-term fixed-income securities.

             T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly-owned subsidiary of the Manager organized in 1988 for the purpose of serving as the General Partner of T. Rowe Price Recovery Fund, L.P., T. Rowe Price Recovery Fund II, L.P., Delaware limited partnerships which invest in financially distressed companies.

             T. Rowe Price Recovery Fund II Associates, Inc. is a Maryland limited liability Company organized in 1996. Wholly-owned by the Manager, it serves as the General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

             T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly-owned subsidiary of the Manager. This entity is registered as an investment adviser under the Investment Advisers Act of 1940, and as a non-Canadian Adviser under the Securities Act (Ontario).

          T. Rowe Price Insurance Agency, Inc., is a wholly-owned subsidiary of T. Rowe Price Associates, Inc. organized in Maryland in 1994 and licensed to do business in several states to act primarily as an insurance agency in connection with the sale of the Price Funds' variable annuity products.

          Since 1983, the Manager has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.


             TRP Suburban, Inc. is a Maryland corporation organized in 1990 as a wholly-owned subsidiary of the Manager. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses the Manager's transfer agent, plan administrative services, retirement plan services and operations support functions.













          PAGE 17
          TRP Suburban Second, Inc., a wholly-owned Maryland subsidiary of
          T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

          TRP Finance, Inc., a wholly-owned subsidiary of the Manager, is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

             T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992 for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of the Fund is T. Rowe Price Strategic Partners, L.P., ("Strategic Partners"), a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc., a Maryland corporation which is a wholly-owned subsidiary of the Manager.

          Listed below are the directors of the Manager who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager:

          JAMES E. HALBKAT, JR., Director of the Manager. Mr. Halbkat is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is: P.O. Box 23109, Hilton Head Island, South Carolina 29925.

          RICHARD L. MENSCHEL, Director of the Manager. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

             JOHN W. ROSENBLUM, Director of the Manager. Mr. Rosenblum is the Dean of the Jepson School of Leadership Studies at the University of Richmond, and a director of: Chesapeake Corporation, a manufacturer of paper products, Cadmus Communications Corp., a provider of printing and communication services; Comdial Corporation, a manufacturer of telephone systems for businesses; Cone Mills Corporation, a textiles producer, and Providence Journal Company, a publisher of newspapers and owner of broadcast television stations. Mr. Rosenblum's address is: University of Richmond, Virginia
          23173.

          ROBERT L. STRICKLAND, Director of the Manager. Mr. Strickland is Chairman of Lowe's Companies, Inc., a retailer of specialty home supplies and a Director of Hannaford Bros., Co., a food retailer. Mr. Strickland's address is 604 Two Piedmont Plaza Building, Winston-Salem, North Carolina 27104.

             PHILIP C. WALSH, Director of the Manager. Mr. Walsh is a Consultant to Cyprus Amax Minerals Company, Englewood, Colorado. Mr. Walsh's address is: Pleasant Valley, Peapack, New Jersey












          PAGE 18
          07977.

             ANNE MARIE WHITTEMORE, Director of the Manager. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe and is a director of Owens & Minor, Inc.; USF&G Corporation; the James River Corporation of Virginia; and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

             With the exception of Messrs. Halbkat, Menschel, Rosenblum, Strickland, and Walsh, and Mrs. Whittemore, all of the following directors of the Manager are employees of the Manager.

          George J. Collins, who is Chief Executive Officer, President, and a Managing Director of the Manager, is a Director of Price-Fleming.

             James S. Riepe, who is a Managing Director of the Manager, is also a Director of Price-Fleming.

             George A. Roche, who is Chief Financial Officer and a Managing Director of the Manager, is a Director and a Vice President of Price-Fleming.


          M. David Testa, who is a Managing Director of the Manager, is Chairman of the Board of Price-Fleming.

          Henry H. Hopkins, Charles P. Smith, and Peter Van Dyke, who are Managing Directors of the Manager, are Vice Presidents of Price-Fleming.

             Edward C. Bernard, Stephen W. Boesel, Thomas H. Broadus, Jr., James A. C. Kennedy III, John H. LaPorte, Jr., Mary J. Miller, Charles A. Morris, William T. Reynolds, Brian C. Rogers, Charles
          E. Vieth and Richard T. Whitney are Managing Directors of the
          Manger.

             George A. Murnaghan, who is a Vice President of the Manager, is also an Executive Vice President of Price-Fleming.

             Robert P. Campbell, Michael J. Conelius, Roger L. Fiery III, Veena A. Kutler, Heather R. Landon, Nancy M. Morris, Robert W. Smith, William F. Wendler II, and Edward A. Wiese, who are Vice Presidents of the Manager, are Vice Presidents of Price-Fleming.



             R. Aran Gordon, Todd J. Henry, and Kathleen G. Polk, who are employees of the Manager, are Vice Presidents of Price-
          Fleming.













          PAGE 19
             Kimberly A. Haker, an Assistant Vice President of the Manager, is Assistant Vice President and Controller of Price-Fleming.


          Alvin M. Younger, Jr., who is a Managing Director and the Secretary and Treasurer of the Manager, is Secretary and Treasurer of Price-Fleming.

          Nolan L. North, who is a Vice President and Assistant Treasurer of the Manager, is Assistant Treasurer of Price-Fleming.

          Leah P. Holmes, who is an Assistant Vice President of the Manager, is a Vice President of Price-Fleming.

          Barbara A. Van Horn, who is Assistant Secretary of the Manager, is Assistant Secretary of Price-Fleming.

             Elsie S. Crawford and Ava M. Rainey, both employees of the Manager, are Assistant Vice Presidents of Price-Fleming.

          Certain directors and officers of the Manager are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

          See also "Management of Fund," in Registrant's Statement of Additional Information.

          Item 29.  Principal Underwriters.

               (a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the other seventy-three Price Funds. Investment Services, a wholly-owned subsidiary of the Manager, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services was formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services does not receive any commission or other compensation for acting as principal underwriter.

               (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                                    Positions and            Positions and
          Name and Principal        Offices With             Offices With
          Business Address          Underwriter              Registrant
          __________________        _____________________    _____________

          James S. Riepe            Chairman of the Board    Vice












          PAGE 20
                                                             President
          Ed Bernard                President                None
          Henry H. Hopkins          Vice President and       Vice
                                    Director                 President
          Charles E. Vieth          Vice President and       None
                                    Director
          Patricia M. Archer        Vice President           None
          Joseph C. Bonasorte       Vice President           None
          Darrell N. Braman         Vice President           None
          Ronae M. Brock            Vice President           None
          Meredith C. Callanan      Vice President           None
          Christine M. Carolan      Vice President           None
          Laura H. Chasney          Vice President           None
          Victoria C. Collins       Vice President           None
          Alanas Curtice            Vice President           None
          Christopher W. Dyer       Vice President           None
          Christine S. Fahlund      Vice President           None
          Lois B. Feingold          Vice President           None
          Forrest R. Foss           Vice President           None
          Andrea G. Griffin         Vice President           None
          David J. Healy            Vice President           None
          Joseph P. Healy           Vice President           None
          Walter J. Helmlinger      Vice President           None
          Eric G. Knauss            Vice President           None
          Douglas G. Kremer         Vice President           None
          Sharon Renae Krieger      Vice President           None
          Keith Wayne Lewis         Vice President           None
          James Link                Vice President           None
          David L. Lyons            Vice President           None
          Sarah McCafferty          Vice President           None
          Maurice Albert Minerbi    Vice President           None
          Nancy M. Morris           Vice President           None
          George A. Murnaghan       Vice President           None
          Steven Ellis Norwitz      Vice President           None
          Kathleen M. O'Brien       Vice President           None
          Scott R. Powell           Vice President           None
          Pamela D. Preston         Vice President           None
          Corbin D. Riemer          Vice President           None
          Lucy Beth Robins          Vice President           None
          John Richard Rockwell     Vice President           None
          Christopher S. Ross       Vice President           None
          Kenneth J. Rutherford     Vice President           None
          Daniel J. Schreiner       Vice President           None
          Monica R. Tucker          Vice President           None
          William F. Wendler, II    Vice President           None
          Jane F. White             Vice President           None
          Thomas R. Woolley         Vice President           None
          Alvin M. Younger, Jr.     Secretary and            None
                                    Treasurer
          Mark S. Finn              Controller               None
          Richard J. Barna          Assistant Vice President None
          Catherine L. Berkenkemper Assistant Vice President None
          Patricia S. Butcher       Assistant Vice President Assistant












          PAGE 21
                                                             Secretary
          Renee M. Christoff        Assistant Vice President None
          Cheryl L. Emory           Assistant Vice President None
          John A. Galateria         Assistant Vice President None
          Douglas E. Harrison       Assistant Vice President None
          Janelyn A. Healey         Assistant Vice President None
          Kathleen Hussey           Assistant Vice President None
          Jeanette M. LeBlanc       Assistant Vice President None
          C. Lillian Matthews       Assistant Vice President None
          Janice D. McCrory         Assistant Vice President None
          Sandra J. McHenry         Assistant Vice President None
          Mark J. Mitchell          Assistant Vice President None
          Barbara A. O'Connor       Assistant Vice President None
          JeanneMarie B. Patella    Assistant Vice President None
          Kristin E. Seeberger      Assistant Vice President None
          Arthur J. Silber          Assistant Vice President None
          Jerome Tuccille           Assistant Vice President None
          Linda C. Wright           Assistant Vice President None
          Nolan L. North            Assistant Treasurer      None
          Barbara A. VanHorn        Assistant Secretary      None


               (c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

          Item 30.  Location of Accounts and Records.

               All accounts, books, and other documents required to be maintained by Institutional Equity Funds, Inc. under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by Institutional Equity Funds, Inc., at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer agent, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 100 East Pratt Street, Baltimore, Maryland 21202. Custodian activities for Institutional Equity Funds, Inc. are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

          Item 31.  Management Services.

               The Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus.

          Item 32.  Undertakings.

               (a) The undersigned Registrant hereby undertakes to file an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any












          PAGE 22
                    persons in excess of 25 if it raises its initial capital pursuant to Section 14(a)(3) of the 1940 Act.

               (b) The Fund will file, within four to six months from the effective date of its registration statement, a post-effective amendment using financial statements which need not be certified.

               (c) If requested to do so by the holders of at least 10% of all votes entitled to be cast, the Registrant will call a meeting of shareholders for the purpose of voting on the question of removal of a director or directors and will assist in communications with other shareholders to the extent required by Section 16(c).

               (d) Each series of the Registrant agrees to furnish, upon request and without charge, a copy of its latest Annual Report to each person to whom as prospectus is delivered.














































          PAGE 23
               Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this 21st day of February, 1997.


                                  INSTITUTIONAL EQUITY FUNDS, INC.
                                  By:   /s/M. David Testa
                                        M. David Testa
                                        President

               Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          SIGNATURE                       TITLE                  DATE
          _________                      ______                  _____

          /s/M. David Testa
          M. David Testa             President
                                    (Principal
                                Executive Officer)       February 21, 1997

          /s/Carmen F. Deyesu
          Carmen F. Deyesu           Treasurer
                               (Principal Financial
                                     Officer)            February 21, 1997


          /s/Brian W.H. Berghuis
          Brian W.H. Berghuis     Executive Vice
                                     President           February 21, 1997


          /s/Donald W. Dick, Jr.
          Donald W. Dick, Jr.        Director            February 21, 1997


          /s/David K. Fagin
          David K. Fagin             Director            February 21, 1997


          /s/Hanne M. Merriman
          Hanne M. Merriman          Director            February 21, 1997



          /s/James S. Riepe
          James S. Riepe            Chairman of          February 21, 1997
                                     the Board












          PAGE 24
          /s/Hubert D. Vos
          Hubert D. Vos              Director            February 21, 1997


          /s/Paul M. Wythes
          Paul M. Wythes             Director            February 21, 1997